Note 2 - Basis of Presentation and Summary of Significant Accounting Policies (Details) - Fair Value of Derivative Liability (USD $)	Jun. 30, 2014	Feb. 12, 2014	Jun. 15, 2012
Note 2 - Basis of Presentation and Summary of Significant Accounting Policies (Details) - Fair Value of Derivative Liability [Line Items]
Fair Value of Derivative Liability	$ 2,348,484	$ 4,587,566	$ 3,472,549
Fair Value, Inputs, Level 2 [Member]
Note 2 - Basis of Presentation and Summary of Significant Accounting Policies (Details) - Fair Value of Derivative Liability [Line Items]
Fair Value of Derivative Liability	$ 2,348,484